Earnings per Share (Tables)	12 Months Ended
Dec. 31, 2016
Earnings Per Share [Abstract]
Summary of Earnings per Share ("EPS")

For the years ended December 31, 2016, 2015 and 2014, earnings per share (“EPS”) was calculated as follows:

	Year ended December 31, 2016	Year ended December 31, 2015	Year ended December 31, 2014
Basic EPS
Net income (loss) attributable to parent company	165	104	128
Weighted average shares outstanding	881,246,870	876,510,959	886,532,167
Basic EPS	0.19	0.12	0.14

Diluted EPS
Net income (loss) attributable to parent company adjusted	165	104	128

Weighted average shares outstanding	881,246,870	876,510,959	886,532,167
Dilutive effect of stock awards	5,003,573	4,043,813	3,278,537

Number of shares used in calculating diluted EPS	886,250,443	880,554,772	889,810,704

Diluted EPS	0.19	0.12	0.14